Consolidated Statements of Stockholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Stock Subscription Receivable	Accumulated Deficit	Total Stockholders' Equity
Beginning Balance, amount at Dec. 31, 2010			$ 11,855	$ 12,240,166		$ (9,805,452)	$ 2,626,569
Beginning Balance, shares at Dec. 31, 2010			11,855,232
Common stock issued for options cancellation, shares			72,813
Common stock issued for options cancellation, value			73	95,712			95,785
Common stock issued for license, shares			150,000
Common stock issued for license, value			150	176,850			177,000
Common stock issued for acquisition of subsidiaries, shares			5,779,762
Common stock issued for acquisition of subsidiaries, value			5,780	10,164,229	(2,632,192)		7,537,817
Common shares issued for consulting services, shares			743,903
Common shares issued for consulting services, value			744	972,406			973,150
Common stock issued for employee incentives, shares			66,667
Common stock issued for employee incentives, value			66	114,601			114,667
Common stock issued for exercise of options, shares			34,805
Common stock issued for exercise of options, value			35	17,965			18,000
Stock option and warrant expense				7,809,893			7,809,893
Preferred shares and warrants issued for cash, shares		200,000
Preferred shares and warrants issued for cash, value		200		1,999,800			2,000,000
Net loss for the year end	(14,108,343)					(14,108,343)	(14,108,343)
Ending Balance, amount at Dec. 31, 2011	7,244,538	200	18,703	33,771,622	(2,632,192)	(23,913,795)	7,244,538
Ending Balance, shares at Dec. 31, 2011		200,000	18,703,182
Common shares issued for consulting services, shares			370,741
Common shares issued for consulting services, value			371	497,058			497,429
Stock option and warrant expense				4,892,060			4,892,060
Common stock issued upon conversion of debt, shares			1,220,501
Common stock issued upon conversion of debt, value			1,221	1,463,092			1,464,313
Common stock issued upon conversion of preferred stock and accrued dividends, shares		(70,750)	790,417
Common stock issued upon conversion of preferred stock and accrued dividends, value		(71)	790	105,448			106,167
Common stock issued for acquisition of project rights, shares			366,529
Common stock issued for acquisition of project rights, value			366	486,284			486,650
Common stock cancelled for technology, shares			(75,000)
Common stock cancelled for technology, value			(75)	(89,175)			(89,250)
Common stock cancelled for exercise of options, shares			(84,180)
Common stock cancelled for exercise of options, value			(84)	84
Common stock cancelled for stock subscription receivable, shares			(877,364)
Common stock cancelled for stock subscription receivable, value			(877)	(2,631,315)	2,632,192
Common stock issued for exercise of warrants and options, shares			467,723
Common stock issued for exercise of warrants and options, value			468	128,143			128,611
Preferred shares and warrants issued for cash and services, shares		380,902
Preferred shares and warrants issued for cash and services, value		381		3,598,007			3,598,388
Derivative attached to preferred stock	110,990			110,990			110,990
Net loss for the year end	(9,607,134)					(10,152,154)	(10,152,154)
Ending Balance, amount at Dec. 31, 2012	$ 8,287,742	$ 510	$ 20,883	$ 42,332,298		$ (34,065,949)	$ 8,287,742
Ending Balance, shares at Dec. 31, 2012		510,152	20,882,549